Shareholder Report, Line Graph (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014
Class N
Account Value [Line Items]
Account Value	$ 9,899	$ 9,498	$ 9,074	$ 9,551	$ 10,392	$ 9,904	$ 9,417	$ 9,378	$ 9,602	$ 9,619	$ 9,413	$ 9,114	$ 9,536	$ 9,769	$ 9,374	$ 9,235	$ 9,429	$ 9,597	$ 9,218	$ 9,493	$ 9,234	$ 9,468	$ 9,192	$ 9,122	$ 9,196	$ 9,171	$ 9,369	$ 9,453	$ 9,839	$ 10,069	$ 9,765	$ 9,867	$ 10,006	$ 10,260	$ 10,358	$ 10,000
Class I
Account Value [Line Items]
Account Value	10,129	9,699	9,257	9,725	10,605	10,106	9,589	9,536	9,757	9,791	9,570	9,255	9,674	9,906	9,505	9,357	9,549	9,708	9,323	9,599	9,327	9,558	9,278	9,194	9,268	9,235	9,430	9,509	9,887	10,113	9,799	9,893	10,029	10,277	10,373	10,000
Class R
Account Value [Line Items]
Account Value	9,690	9,310	8,898	9,381	10,224	9,745	9,283	9,233	9,454	9,502	9,296	9,006	9,427	9,658	9,281	9,146	9,349	9,510	9,146	9,425	9,176	9,417	9,143	9,082	9,154	9,138	9,338	9,434	9,818	10,058	9,754	9,845	9,989	10,244	10,356	10,000
S&P 500 Index N
Account Value [Line Items]
Account Value	35,087	31,775	25,733	24,465	21,159	26,514	27,792	25,032	24,887	22,927	21,594	19,255	17,676	14,664	18,238	16,721	16,442	15,764	13,871	16,039	14,891	14,397	14,507	13,603	13,019	12,629	11,908	11,470	11,045	10,781	10,639	9,940	10,623	10,593	10,493	10,000
S&P 500 Index I
Account Value [Line Items]
Account Value	35,087	31,775	25,733	24,465	21,159	26,514	27,792	25,032	24,887	22,927	21,594	19,255	17,676	14,664	18,238	16,721	16,442	15,764	13,871	16,039	14,891	14,397	14,507	13,603	13,019	12,629	11,908	11,470	11,045	10,781	10,639	9,940	10,623	10,593	10,493	10,000
S&P 500 Index R
Account Value [Line Items]
Account Value	$ 35,087	$ 31,775	$ 25,733	$ 24,465	$ 21,159	$ 26,514	$ 27,792	$ 25,032	$ 24,887	$ 22,927	$ 21,594	$ 19,255	$ 17,676	$ 14,664	$ 18,238	$ 16,721	$ 16,442	$ 15,764	$ 13,871	$ 16,039	$ 14,891	$ 14,397	$ 14,507	$ 13,603	$ 13,019	$ 12,629	$ 11,908	$ 11,470	$ 11,045	$ 10,781	$ 10,639	$ 9,940	$ 10,623	$ 10,593	$ 10,493	$ 10,000